UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-21275
                                                      ---------

                           Turnaround Investment Trust
                           ---------------------------
               (Exact name of registrant as specified in charter)


                 Post Office Box 7365, Eugene, Oregon 97401-0015
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
     116 S. Franklin Street, P. O. Box 69, Rocky Mount, North Carolina 27802
     -----------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                  Date of fiscal year end: Last Day of February
                                           --------------------


                   Date of reporting period: November 30, 2006
                                             -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS

THE TURNAROUND FUND (TM)

Schedule of Investments
(Unaudited)

As of November 30, 2006

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                                         Shares      Market Value                                           Shares/     Market Value
                                                      (Note 1)                                              Contracts     (Note 1)
-----------------------------------------------------------------    ---------------------------------------------------------------

COMMON STOCKS - 86.49%                                               CALL OPTIONS PURCHASED - 7.08% (Note 2)

Airlines - 4.51%                                                     *  Blockbuster Inc., 01/19/2008
*    JetBlue Airways Corporation           25,000   $    341,500           Strike $5.00                      200,000  $    270,000
                                                    ------------
                                                                     *  Commerce Bancorp, Inc., 01/19/2008
Apparel - 4.84%                                                            Strike $30.00                      17,500       126,000
*    Hanesbrand, Inc.                      15,000        365,850     *  The Home Depot, Inc., 01/17/2009
                                                    ------------
                                                                           Strike $35.00                      20,000       140,000
Auto Parts & Equipment - 4.71%                                                                                        ------------
     Lear Corporation                      11,500        355,925     Total Call Options Purchased
                                                    ------------
                                                                           (Cost $555,782)                                 536,000
                                                                                                                      ------------
Banks - 13.09%
     Commerce Bancorp, Inc.                28,500        990,660     INVESTMENT COMPANY - 1.05%
                                                    ------------
                                                                        Evergreen Institutional Money Market Fund
Commercial Services - 9.40%                                                (Cost $79,089)                     79,089        79,089
*    BearingPoint, Inc.                    40,000        335,200                                                      ------------
     Western Union Company                 16,500        376,200
                                                    ------------     Total Investments (Cost $7,262,729) - 94.62%     $  7,159,224
                                                         711,400
                                                    ------------     Other Assets less Liabilities - 5.38%                 407,245
Computers - 7.53%                                                                                                     ------------
*    Gateway Inc.                         300,000        570,000
                                                    ------------     Net Assets - 100.00%                             $  7,566,469
                                                                                                                      ============
Food - 4.00%
*    Wild Oats Markets, Inc.               20,000        302,800     *  Non-income producing investment.
                                                    ------------

Internet - 24.69%
*    1-800-FLOWERS.COM Inc.               105,000        590,100
*    Amazon.com, Inc.                       8,500        342,890
*    Overstock.com, Inc.                   65,000        935,350     Aggregate  cost for federal  income tax purposes is $7,332,184.
                                                    ------------     Unrealized   appreciation/(depreciation)  of investments   for
                                                       1,868,340     federal income tax purposes is as follows:
                                                    ------------
Retail - 13.72%
*    Blockbuster Inc.                      38,500        202,510     Aggregate gross unrealized appreciation             $ 933,600
*    Carmax, Inc.                           7,500        346,050     Aggregate gross unrealized depreciation            (1,106,560)
     The Home Depot, Inc.                   5,000        189,850                                                      ------------
     Pier 1 Imports, Inc.                  45,000        299,250
                                                    ------------     Net unrealized appreciation                      $   (172,960)
                                                       1,037,660                                                      ============
                                                    ------------

Total Common Stocks (Cost $6,627,858)                  6,544,135
                                                    ------------












                                                                                                                         (Continued)

THE TURNAROUND FUND (TM)

Schedule of Investments
(Unaudited)

As of November 30, 2006

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-----------------------------------------------------------------    ---------------------------------------------------------------
Note 1 - Investment Valuation


The  Fund's  investments  in  securities  are  carried at value.    Summary of Investments by Industry
Securities  listed on an exchange or quoted on a national market system  are  valued  at the last  sales  price  as of 4:00  p.m.
Eastern Time.  Securities traded in the NASDAQ  over-the-counter                                              % of Net      Market
market  are  generally  valued at the  NASDAQ  Official  Closing    Industry                                   Assets        Value
Price.  Other securities traded in the  over-the-counter  market    ----------------------------------------------------------------
and listed  securities  for which no sale was  reported  on that    Airlines                                    4.51%      $ 341,500
date are valued at the most  recent bid  price.  Securities  and    Apparel                                     4.84%        365,850
assets  for  which  representative  market  quotations  are  not    Auto Parts & Equipment                      4.71%        355,925
readily available or which cannot be accurately valued using the    Banks                                      14.76%      1,116,660
Fund's  normal  pricing  procedures  are valued at fair value as    Commercial Services                         9.40%        711,400
determined  in  good  faith  under  policies   approved  by  the    Computers                                   7.53%        570,000
Trustees.  Fair  value  pricing  may be used,  for  example,  in    Food                                        4.00%        302,800
situations  where (i) a portfolio  security is so thinly  traded    Internet                                   24.69%      1,868,340
that there have been no  transactions  for that security over an    Investment Company                          1.05%         79,089
extended  period  of  time;  (ii)  the  exchange  on  which  the    Retail                                     19.13%      1,447,660
portfolio  security is principally traded closes early; or (iii)    ----------------------------------------------------------------
trading of the  portfolio  security is halted during the day and    Total                                      94.62%    $ 7,159,224
does not resume prior to the Fund's net asset value calculation.
A portfolio  security's  "fair  value" price may differ from the price  next  available  for that  portfolio  security  using the
Fund's normal pricing procedures. Instruments with maturities of
60 days or less are valued at amortized cost, which approximates market value.

Note 2 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction). If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of the option, bears the risk of an unfavorable change in the price of the security underlying the written option.







ITEM 2.  CONTROLS AND PROCEDURES
         -----------------------

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS
         --------

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Turnaround Investment Trust


By: (Signature and Title)        /s/ Arne T. Alsin
                                 __________________________________________
                                 Arne T. Alsin
                                 Trustee, Chairman, President and
                                 Principal Executive Officer

Date: January 23, 2007





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Arne T. Alsin
                                 __________________________________________
                                 Arne T. Alsin
                                 Trustee, Chairman, President and
                                 Principal Executive Officer
                                 Turnaround Investment Trust

Date: January 23, 2007





By:  (Signature and Title)       /s/ Glenn D. Surowiec
                                 __________________________________________
                                 Glenn D. Surowiec
                                 Treasurer and Principal Financial Officer
                                 Turnaround Investment Trust

Date: January 23, 2007